ACQUISITION (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 20, 2017 USD ($)	Nov. 20, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 20, 2017 CNY (¥)	Feb. 14, 2017
Business Acquisition [Line Items]
Consideration payable for acquisitions					¥ 1,322		$ 0
Gain in fair value of contingent consideration			¥ 1,322		5,444
Revenue of acquiree					6,430
Earnings (loss) of acquiree					295
Purchase of subsidiaries (including cash payment in relation to prior acquisitions), net of cash acquired						¥ (833)
Cash Acquired from Acquisition				$ 2,331	¥ 15,231
Payments to acquire, gross						833
Ambow BSC Inc
Business Acquisition [Line Items]
Ownership (in percent)									100.00%
Bay State College Inc | Ambow BSC Inc
Business Acquisition [Line Items]
Ownership (in percent)	100.00%							100.00%
Purchase price	$ 3,494	¥ 22,830				¥ 5,878
Cash consideration	2,459	16,064
Consideration payable for acquisitions	1,036							¥ 6,766
Acquired intangible assets								7,358
Brand								5,920
Finite lived intangible assets								¥ 1,438
Purchase of subsidiaries (including cash payment in relation to prior acquisitions), net of cash acquired	(128)	(833)
Payments to acquire, gross	$ 128	¥ 833